Supplement to MainSail Prospectus
                    Supplement dated December 8, 2005
               to Prospectus dated May 1, 1998 as supplemented



Effective December 3, 2005, ING VP Emerging Markets Fund, Inc. was merged into ING JPMorgan Emerging Markets Equity Portfolio. Accordingly, any reference to ING VP Emerging Markets Fund, Inc. in this prospectus should be replaced with ING JPMorgan Emerging Markets Equity Portfolio.

The following Portfolio Operating Expenses should replace the Portfolio Operating Expense information for ING Emerging Markets Fund found under the heading "Summary of Contract Expenses" in the prospectus and any prior supplements.



												      Net Total
									  Total 	Contractual    Annual
									  Annual	 Expense      Portfolio
					     Distribution 		 Portfolio	Waiver or     Operating
				Management  Service (12b-1)   Other 	 Operating	Reimburse-   Expenses (After
				  Fees	       Fees	    Expenses      Expenses	ment	     any reimbursement
	                                                    					      and waiver
												      agreements)
----------------------------------------------------------------------------------------------------------------------

ING JPMorgan Emerging Markets 	 1.25%	      None	     0.01%	   1.26%	   -	         1.26%
Equity Portfolio
